Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
China Region Fund (Prospectus Summary) | China Region Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	China Region Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The China Region Fund seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 426% for the fiscal year ended
		December 31, 2011.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	426.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It is based on net expenses before giving effect to any performance adjustment. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your cost would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

Under normal market conditions, the China Region Fund will invest at least 80%
of its net assets in equity and equity-related securities of companies located in the China region. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

The China region is defined as any country that either shares a border with
China or is located in the South China Sea or the East China Sea and includes:
the People's Republic of China (PRC or China), Bangladesh, Cambodia,
Hong Kong,  India, Indonesia, Kazakhstan, Korea, Kyrgyzstan, Laos,
Malaysia, Mongolia,  Myanmar, Nepal, Pakistan, Philippines, Singapore,
Taiwan, Tajikistan,  Thailand and Vietnam.

The fund will consider investments in the China region to be the following:

1. securities of issuers organized under the laws of the countries within the
   China region;

2. securities of issuers that have at least 50% of their assets in one or more
   China region countries;

3. securities of issuers that derive at least 50% of their gross revenues or profits from providing goods or services to or from one or more China region countries; or

4. securities of issuers that are primarily traded on the China, Taiwan or Hong
   Kong exchanges.

The China Region Fund will invest in both established and emerging companies registered and operating in China and the China region. These will include wholly Chinese-owned enterprises, wholly foreign-owned enterprises and
Sino-foreign joint ventures. While portfolio holdings may be geographically dispersed, the fund anticipates that the trading activities of the fund in
People's Republic of China (PRC) securities will be focused in the authorized
China securities market; in particular, the Hong Kong, Shenzhen and Shanghai stock exchanges. Trading activities of the fund in securities other than PRC securities may take place on China region exchanges such as the Taiwan, Korea,
Singapore, Malaysia and Indonesia stock exchanges, among others.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash
		levels.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the
  Adviser does not implement the strategy properly.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors including, fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets, which include those countries in which the fund invests. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Geographic Concentration Risk. The fund concentrates its investments in companies located in the China region. Because of this, companies in the fund's portfolio may react similarly to political, social, and economic developments in any of the China region countries. For example, many companies in the same region may be dependent on related government fiscal policies. Companies may be adversely affected by new or unanticipated legislative changes that could affect the value of such companies and, therefore, a fund's share price. A fund's return and share price may be more volatile than those of a less concentrated portfolio.

• Government Relationship Risk. While companies in China may be subject to limitations on their business relationships under Chinese law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Chinese companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an "Adverse Government"). If the China Region Fund
  invests in companies that have or develop a material business relationship with an Adverse Government, then the fund will be subject to the risk that these companies' reputation and price in the market will be adversely or negatively affected.

• Sector Risk. The fund may invest a significant amount of its total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which may negatively affect a particular sector. In addition, governmental policies towards international trade and tariffs may affect particular sectors.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or
		more selected companies, which may increase the volatility of the fund.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, loss of money is a risk of investing in the fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
		1-800-873-8637.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-873-8637
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.usfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (as of December 31 each year)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 32.51% in the third quarter of 2007. Worst quarter shown in the bar chart above: (24.31)% in the third quarter of 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k)
		plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
China Region Fund (Prospectus Summary) | China Region Fund | Hang Seng Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hang Seng Composite Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.27%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.16%
China Region Fund (Prospectus Summary) | China Region Fund | MSCI All Country Far East Free ex Japan Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country Far East Free ex Japan Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.78%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.32%
China Region Fund (Prospectus Summary) | China Region Fund | China Region Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 180 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fee	rr_ManagementFeesOverAssets	1.20%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.49%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	262
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	786
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,336
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,836
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	252
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	776
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,326
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,826
Annual Return 2002	rr_AnnualReturn2002	(12.26%)
Annual Return 2003	rr_AnnualReturn2003	81.13%
Annual Return 2004	rr_AnnualReturn2004	4.21%
Annual Return 2005	rr_AnnualReturn2005	18.68%
Annual Return 2006	rr_AnnualReturn2006	37.83%
Annual Return 2007	rr_AnnualReturn2007	53.29%
Annual Return 2008	rr_AnnualReturn2008	(56.12%)
Annual Return 2009	rr_AnnualReturn2009	49.55%
Annual Return 2010	rr_AnnualReturn2010	13.28%
Annual Return 2011	rr_AnnualReturn2011	(28.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.31%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(28.09%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.90%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.30%
China Region Fund (Prospectus Summary) | China Region Fund | China Region Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(28.09%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.26%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.35%
China Region Fund (Prospectus Summary) | China Region Fund | China Region Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.26%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.68%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.04%